Exhibit 99.1

Table for Form ABS-15G (Repurchase reporting)(1)(2)

GE-WMC Mortgage Securities, L.L.C.

Name of the Issuing Entity	CIK Number	Check if Registered	Name of Originator	Total Assets in ABS by Originator			Assets That Were Subject of Demand			Assets That Were Repurchased or Replaced			Assets Pending Repurchase or Replacement			Demand in Dispute(3)			Demand Withdrawn(4)			Demand Rejected
(a)	(a)	(b)	(c)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)
				(d)	(e)	(f)	(g)	(h)	(i)	(j)	(k)	(l)	(m)	(n)	(o)	(p)	(q)	(r)	(s)	(t)	(u)	(v)	(w)	(x)
Asset Type: Residential Mortgage Loans
GE-WMC Mortgage Securities Trust 2006-1	#0001370875	X	WMC Mortgage Corp.	4,654	$900,262,736	100.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	2,144	$442,195,861	278.00%	1,134	$167,610,638	105.37%	0	$0	0.00%
GE-WMC Mortgage Securities Trust 2006-1 Total				4,654	$900,262,736	100.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	2,144	$442,195,861	278.00%	1,134	$167,610,638	105.37%	0	$0	0.00%
Grand Total				4,654	$900,262,736	100.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	2,144	$442,195,861	278.00%	1,134	$167,610,638	105.37%	0	$0	0.00%

Footnotes:

(1) In connection with the preparation of this filing, we undertook the following steps to gather the information required by this Form ABS-15G and Rule 15Ga-1: (i) identifying all asset-backed securities transactions in which we acted as a securitizer that were not the subject of a filing on Form ABS-15G by an affiliated securitizer, (ii) performing a diligent search of our records and the records of affiliates that acted as securitizers in our transactions for all relevant information, (iii) reviewing appropriate documentation from all relevant transactions to determine the parties responsible for enforcing representations and warranties, and other parties who might have received repurchase requests (such parties, “Demand Entities”) and (iv) making request of, or entering into a written agreement with, each Demand Entity to provide any information in its possession regarding requests or demands to repurchase any loans for a breach of a representation or warranty with respect to any relevant transaction. We followed up requests made of Demand Entities as we deemed appropriate.

(2) For assets where more than one activity occurred during the reporting period, only the most recent activity is reported above, provided that an asset subject to a demand to repurchase may be listed in both the “Assets That Were Subject to Demand” column as well as an additional column showing the most recent status during the reporting period.

(3) “Demand in Dispute” shows all assets for which a demand has been made, and for which either the demand is in dispute, or the demand is still under review. The outstanding principal balance of each asset in these columns is based on the end of the reporting period or the most recent balance available for assets that remain in the pool at that time or the latest balance reported if the asset was liquidated, paid in full pursuant to the terms of the mortgage loan or removed from the pool prior to the end of the reporting period. In accordance with the instructions to Rule 15Ga-1, “% of principal balance” is calculated by dividing each outstanding principal balance reported in column q by the corresponding outstanding principal balance of the asset pool as of the last day of the reporting period, which denominator assigns a zero dollar balance to any loans that have been liquidated or removed from the pool prior to the end of reporting period. As a result of this methodology, the “% of principal balance” under “Demand in Dispute” can exceed 100%.

(4) “Demand Withdrawn” shows assets where the repurchase demand was withdrawn by the trustee, or by any other party that made the demand and for which a make-whole payment was made in lieu of repurchase. The outstanding principal balance of each asset in these columns is based on the end of the reporting period or the most recent balance available for assets that remain in the pool at that time or the latest balance reported if the asset was liquidated, paid in full pursuant to the terms of the mortgage loan or removed from the pool prior to the end of the reporting period. In accordance with the instructions to Rule 15Ga-1, “% of principal balance” is calculated by dividing each outstanding principal balance reported in column t by the corresponding outstanding principal balance of the asset pool as of the last day of the reporting period, which denominator assigns a zero dollar balance to any loans that have been liquidated or removed from the pool prior to the end of reporting period. As a result of this methodology, the “% of principal balance” under “Demand Withdrawn” can exceed 100%.